DEPOSITS AND OBLIGATIONS	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
DEPOSITS AND OBLIGATIONS	DEPOSITS AND OBLIGATIONS
a)    This item consists of the following:

	2025	2024
	S/(000)	S/(000)

Saving deposits	67,811,945	59,757,825
Demand deposits	57,051,970	52,590,952
Time deposits (c)	40,362,433	44,116,438
Severance indemnity deposits	3,192,564	2,996,020
Bank’s negotiable certificates	981,822	1,101,347
Total	169,400,734	160,562,582
Interest payable	1,000,899	1,279,484
Total	170,401,633	161,842,066
The Group has established a policy to remunerate demand deposits and savings accounts according to a growing interest rate scale, based on the average balance maintained in those accounts; on the other hand, according to its policy, balances that are lower than a specified amount for each type of account do not bear interest. Also, time deposits earn interest at market rates.
Interest rates are determined by the Group considering the interest rates prevailing in the market in which each of the Group’s subsidiaries operates.
b)    The amounts of non-interest-bearing and interest-bearing deposits and obligations without consider accrued interest are presented below:

	2025	2024
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	46,864,322	42,057,905
In other countries	5,352,964	5,102,286
	52,217,286	47,160,191

Interest-bearing -
In Peru	110,071,732	104,085,586
In other countries	7,111,716	9,316,805
	117,183,448	113,402,391
Total	169,400,734	160,562,582
c)    The balance of time deposits classified by maturity is as follows:

	2025	2024
	S/(000)	S/(000)

Up to 3 months	27,618,567	27,772,950
From 3 months to 1 year	8,525,964	10,886,485
From 1 to 3 years	1,398,094	1,754,547
From 3 to 5 years	590,673	478,235
More than 5 years	2,229,135	3,224,221
Total	40,362,433	44,116,438
In Management’s opinion the Group’s deposits and obligations are diversified with no significant concentration as of December 31, 2025, and 2024.
As of December 31, 2025, and 2024, the balance of deposits and obligations, guaranteed by the Peruvian “Fondo de Seguro de Depositos” (Deposit Insurance Fund) amounts to approximately S/68,559.0 million and S/59,414.0 million, respectively. At said dates, maximum amount of coverage per depositor recognized by “Fondo de Seguro de Depositos” totaled S/116,700.0 and S/121,600.0, respectively.
As of December 31, 2025 and 2024, the balance of deposits and obligations of Banco de Crédito Bolivia guaranteed by the “Fondo de Protección al Ahorrista” (FPAH, for its Spanish acronym) of Bolivia, amounts to Bs1,684.5 million (equivalent to S/673.3 million) and Bs1,385.6 million (equivalent to S/760.4 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “FPAH” totaled Bs155,530.3 and Bs102,593.9 (equivalent to S/62,163.8 and S/56,300.4, respectively).
As of December 31, 2025, and 2024, the balance of deposits and obligations of Mibanco Colombia guaranteed by the “Fondo de Garantía de las Instituciones Financieras” (FOGAFIN, for its Spanish acronym) of Colombia, amounts to $62,852.3 million colombian pesos (equivalent to S/56.0 million) and $59,612.9 million colombian pesos (equivalent to S/50.9 million), respectively. At said dates, maximum amount of coverage per depositor recognized by “Fogafín” totaled $50.0 million colombian pesos (equivalent to S/44,550.0 and S/42,700.0, respectively).